UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE
Report for the Calendar Quarter ended: March 31, 2009
Check here is Amendment [ ]; Amendment Number: NA
This amendment (check only one.):	[]is a restatement.
					[] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Appleton Group Wealth Management, LLC
Address:	100 W. Lawrence St
		Third Floor Appleton, WI  54911

13-F File Number: 028-13465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral ports of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Scheffler
Title:		CCO
Phone: 		920-993-7727
Signature,	        Place,			        and Date of Signing:
Mark C. Scheffler	Appleton, Wisconsin		May 4, 2009
Report type (Check only one.):
		[X] 13F HOLDINGS REPORT.
		[] 13F NOTICE.
		[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:		None


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	2
Form 13F Information Table Value Total:	4,807,750

List of other included Managers:	N/A

No. 13F File Number		028-13465


FORM 13F INFORMATION TABLE
As of 03/31/2009

ISSR	     CLAS   CSIP       VAL    SH     SH  PUT INVT    OTHR    VOTING AUTH
	      		      (000S) AMOUNT PRN CALL DSCRETN MGRS SOLE  SHARED NONE
SPDR TR      UNIT   78462F103  2039  25652  S	     SLE      0  25652
RUS1000VA    EQ	    464287598  2767  67924  S	     SLE      0  67924